BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2026
Net income attributable to ordinary shareholders
BASIC AND DILUTED EARNINGS PER SHARE

16. BASIC AND DILUTED EARNINGS PER SHARE

Basic (loss)/earnings per share is calculated on the basis of weighted average outstanding ordinary shares.

The following table sets forth the computation of the Group’s basic and diluted net (loss)/income per share

	As of March 31,
	2026		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Earnings attributable to ordinary shareholders
Allocation of earnings between Class A and Class B Ordinary Shares	$99,753	$9,975	$1,148,231	$114,594

Weighted average number of ordinary shares
Basic and diluted*	10,000,000	1,000,000	10,000,000	1,000,000

Earnings per share - Basic and diluted	$0.01	$0.01	$0.11	$0.11

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Group had no dilutive shares as of March 31, 2026 and 2025.